Employee Benefit Plans - Change in Benefit Obligation, Plan Assets and Funded Status of Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 706	$ 517
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	655	556
Service cost	7	6
Interest cost	31	27
Actuarial loss (gain)	(10)	76
Benefits paid	(38)	(26)
Participants contributions		1
Exchange rate loss (gain)	7	12
Acquisitions	194	11
Curtailments		(8)
Benefit obligation at end of year	846	655
Fair value of plan assets at beginning of year	517	419
Actual return	72	49
Benefits paid	(38)	(26)
Company contributions	28	53
Participants contributions		1
Exchange rate gain (loss)	4	12
Acquisitions	123	9
Fair value of plan assets at end of year	706	517
Funded status	(140)	(138)
Accumulated benefit obligation at end of year	811	635
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	30	35
Service cost	1
Interest cost	2	1
Actuarial loss (gain)	(12)	(2)
Benefits paid	(4)	(4)
Participants contributions
Exchange rate loss (gain)
Acquisitions	28
Curtailments
Benefit obligation at end of year	45	30
Fair value of plan assets at beginning of year
Actual return
Benefits paid	(4)	(4)
Company contributions	4	4
Participants contributions
Exchange rate gain (loss)
Acquisitions
Fair value of plan assets at end of year
Funded status	$ (45)	$ (30)